Segmented Information - Additional Information (Details) - customer		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
100% of concentrate and silver and gold sales revenue | Customer concentration risk
Disclosure of operating segments [line items]
Number of significant customers		25
Total sales | Customer concentration risk
Disclosure of operating segments [line items]
Number of significant customers		3	3
Customer A | Total sales | Customer concentration risk
Disclosure of operating segments [line items]
Concentration risk (percent)		33.00%	25.00%
Customer B | Total sales | Customer concentration risk
Disclosure of operating segments [line items]
Concentration risk (percent)		15.00%	20.00%
Customer C | Total sales | Customer concentration risk
Disclosure of operating segments [line items]
Concentration risk (percent)		12.00%	17.00%
Juanicipio
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	44.00%